Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Unaudited Pro Forma information on 2010 acquisitions
Year Ended December 31, 2010
Unaudited
RMB
Net revenues	4,525,472
Net income	1,285,234
Earnings per ordinary share
Basic	2.25
Diluted	2.25

Goldcool [Member]
Business Acquisition [Line Items]
Purchase price allocation
	RMB	Amortization Period
Cash	26,730
Other assets	14,817
Identifiable intangible assets
Trademark	9,410	20 years
Software technology	41,560	3~6 years
Customer database	6,370	5 years
Purchased in-progress research and development	23,870
Deferred tax liabilities	(17,084)
Goodwill	25,077
Current liabilities	(10,750)
Purchase price	120,000

Mochi [Member]
Business Acquisition [Line Items]
Purchase price allocation
	RMB	Amortization Period
Cash	35,193
Other assets	17,470
Identifiable intangible assets
Trademark	218,442	20 years
Software technology	184,310	7 years
Deferred tax liabilities	(161,101)
Goodwill	163,617
Current liabilities	(15,220)
Long term liabilities	(4,118)
Purchase price	438,593

Eyedentity [Member]
Business Acquisition [Line Items]
Purchase price allocation
	RMB	Amortization Period
Cash	25,600
Other assets	55,752
Identifiable intangible assets
Software technology	356,189	6~10 years
Non-compete arrangement	13,621	3 years
Purchased in-progress research and development	89,218
Deferred tax liabilities	(102,693)
Goodwill	123,425
Current liabilities	(40,313)
Purchase price	520,799